Revenue from contracts with customers - Schedule Of Contract Cost Capitalized (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Contract assets [abstract]
Beginning balance	¥ 197,692	$ 27,830	¥ 147,499
Additions	14,628	2,059	50,193
Recognized in income statement	(89,693)	(12,626)	0
Closing balance	¥ 122,627	$ 17,263	¥ 197,692